Other Accounts Payable	12 Months Ended
Dec. 31, 2022
Other Accounts Payable [Abstract]
OTHER ACCOUNTS PAYABLE	NOTE 6:- OTHER ACCOUNTS PAYABLE
	December 31,
	2022	2021

Employees and payroll accruals	$492	$603
Accrued expenses	283	302

	$775	$905